Pension And Postretirement Benefits (Schedule Of Defined Benefit Plan Targeted And Actual Plan Asset Allocations) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Pension Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	100.00%	100.00%
Pension Assets [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	20.00%
Targeted plan asset allocation percentage, Maximum	30.00%
Actual plan asset allocation percentage	24.00%	22.00%
Pension Assets [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	35.00%
Targeted plan asset allocation percentage, Maximum	45.00%
Actual plan asset allocation percentage	39.00%	40.00%
Pension Assets [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	10.00%
Targeted plan asset allocation percentage, Maximum	20.00%
Actual plan asset allocation percentage	15.00%	15.00%
Pension Assets [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	4.00%
Targeted plan asset allocation percentage, Maximum	14.00%
Actual plan asset allocation percentage	11.00%	12.00%
Pension Assets [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	6.00%
Targeted plan asset allocation percentage, Maximum	16.00%
Actual plan asset allocation percentage	11.00%	10.00%
Pension Assets [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	0.00%
Targeted plan asset allocation percentage, Maximum	5.00%
Actual plan asset allocation percentage	0.00%	1.00%
Postretirement Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	100.00%	100.00%
Postretirement Assets [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	17.00%
Targeted plan asset allocation percentage, Maximum	27.00%
Actual plan asset allocation percentage	22.00%	26.00%
Postretirement Assets [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	33.00%
Targeted plan asset allocation percentage, Maximum	43.00%
Actual plan asset allocation percentage	38.00%	34.00%
Postretirement Assets [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	14.00%
Targeted plan asset allocation percentage, Maximum	24.00%
Actual plan asset allocation percentage	19.00%	14.00%
Postretirement Assets [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	0.00%
Targeted plan asset allocation percentage, Maximum	7.00%
Actual plan asset allocation percentage	2.00%	2.00%
Postretirement Assets [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	0.00%
Targeted plan asset allocation percentage, Maximum	6.00%
Actual plan asset allocation percentage	1.00%	1.00%
Postretirement Assets [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Targeted plan asset allocation percentage, Minimum	13.00%
Targeted plan asset allocation percentage, Maximum	23.00%
Actual plan asset allocation percentage	18.00%	23.00%